Pension and other post-retirement benefits - Expected Benefit Payments (Detail) $ in Thousands	Dec. 31, 2020 USD ($)
Pension Plans
Defined Benefit Plan Disclosure [Line Items]
2021	$ 46,858
2022	44,993
2023	46,358
2024	47,028
2025	48,197
2026—2030	241,151
Post-Employment Benefit Payments
Defined Benefit Plan Disclosure [Line Items]
2021	10,414
2022	11,033
2023	11,601
2024	12,165
2025	12,687
2026—2030	$ 68,826